RIGHT-OF-USE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2025
Right-of-use Assets Net
SCHEDULE OF RIGHT OF USE ASSETS

Right-of-use assets consisted of the following:

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

At cost
Leasehold buildings	1,652	1,031
Less: accumulated depreciation	(848)	(723)

Right-of-use assets, net	804	308

SCHEDULE OF OPERATING LEASE LIABILITIES

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of June 30, 2025	As of December 31, 2024
	$’000	$’000

Assets
Finance lease, right-of-use assets, net (classified under property and equipment, net)	290	214
Operating lease, right-of-use assets, net	804	308

Total right-of-use assets, net	1,094	522

Liabilities
Current
Finance lease liabilities	70	57
Operating lease liabilities	292	308

	362	365

Non-current
Finance lease liabilities	178	142
Operating lease liabilities	551	38

	729	180

Total lease liabilities	1,091	545

SCHEDULE OF COMPONENTS OF LEASE COST

The Company excludes short-term leases (those with lease terms of less than one year at inception) from the measurement of lease liabilities or right-of-use assets, net. The following tables summarize the lease expense for the financial years.

	Six Months ended June 30,
	2025	2024
	$’000	$’000

Finance lease cost
Interest on lease liabilities (per ASC 842)	28	15

Operating lease cost
Operating lease expense (per ASC 842)	10	8
Short-term lease expense (other than ASC 842)	301	285

Total lease expense	339	308

SCHEDULE OF FUTURE CONTRACTUAL LEASE PAYMENTS

The below table summarizes our (i) minimum lease payments over the next five financial years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next two financial periods ending June 30:

Period Ended June 30,	Operating and finance lease amount
$’000

2026	374
2027	747
Less: interest	(30)

Present value of lease liabilities	1,091

Representing
Current liabilities	362
Non-current liabilities	729

1,091